AQR FUNDS

Supplement dated September 30, 2010 (“Supplement”)

To the Class N Prospectus, dated April 28, 2010 (“Prospectus”)

of the AQR Diversified Arbitrage Fund (the “Fund”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Prospectus and SAI as supplemented.

A special meeting (the “Meeting”) of shareholders of record of the Fund as of July 23, 2010 (the “Record Date”) was called and held on September 23, 2010. At the Meeting, shareholders of the Fund as of the Record Date approved (i) a new investment management agreement (the “New Management Agreement”) between AQR Capital Management, LLC (the “Adviser”), the Fund’s current investment adviser, and the Trust, on behalf of the Fund, and (ii) an amended and restated investment sub-advisory agreement (the “Amended Sub-Advisory Agreement”), among the Adviser, CNH Partners, LLC (the “Sub-Adviser”), the Fund’s current sub-adviser, and the Trust, on behalf of the Fund. Each of the New Management Agreement and Amended Sub-Advisory Agreement will take effect on October 1, 2010.

Prior to October 1, 2010, the Fund compensated the Adviser for the provision of investment advisory services and shareholder and administrative services pursuant to two separate agreements. The Adviser performed investment advisory services pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund, and performed shareholder and administrative services pursuant to a shareholder services agreement between the Adviser and the Trust, on behalf of the Fund. The New Management Agreement approved by shareholders effectively combines the investment advisory and shareholder and administrative services into a single agreement, the New Management Agreement. The Amended Sub-Advisory Agreement also accomplishes the same goal.

The net fees payable by the Fund to the Adviser have not increased as a result of the New Management Agreement and the Amended Sub-Advisory Agreement. The net fees payable by the Fund to the Adviser decreased 0.05% for Class N shares of the Fund.

Effective October 1, 2010, the fee table and the expense example under the heading “Fees and Expenses of the Fund” on page 13 of the Prospectus in the section entitled “Fund Summary: AQR Diversified Arbitrage Fund” are hereby amended as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	None
Redemption Fee (as a percentage of amount redeemed or exchanged)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class N
Management Fee	1.00%
Distribution (12b-1) fee	0.25%
Other Expenses
Dividends on short sales[1]	1.26%
All other expenses	0.92%

Total Other Expenses	2.18%

Total Annual Fund Operating Expenses	3.43%
Less: Fee Waivers and/or Expense Reimbursements[2]	0.67%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	2.76%

[1]	Expenses relating to dividends on short sales are estimated.
[2]

The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.50% for Class N Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through May 1, 2011. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act and does not extend to interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through May 1, 2011, as discussed in Footnote No. 2 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$279	$970	$1,706	$3,651

Effective October 1, 2010, the sixth paragraph on page 47 of the Prospectus in the section entitled “Management of the Funds” is hereby amended as follows with respect to the Fund:

The AQR Diversified Arbitrage Fund pays an investment management fee to the Adviser for serving as investment adviser at an annul rate of 1.00% of the average daily net assets of the Fund.

Effective October 1, 2010, the paragraph on page 59 of the Prospectus in the section entitled “Shareholder Services Agreement” is hereby amended to remove all references to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated September 30, 2010 (“Supplement”)

To the Class I Prospectus, dated April 28, 2010 (“Prospectus”)

of the AQR Diversified Arbitrage Fund (the “Fund”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Prospectus and SAI as supplemented.

A special meeting (the “Meeting”) of shareholders of record of the Fund as of July 23, 2010 (the “Record Date”) was called and held on September 23, 2010. At the Meeting, shareholders of the Fund as of the Record Date approved (i) a new investment management agreement (the “New Management Agreement”) between AQR Capital Management, LLC (the “Adviser”), the Fund’s current investment adviser, and the Trust, on behalf of the Fund, and (ii) an amended and restated investment sub-advisory agreement (the “Amended Sub-Advisory Agreement”), among the Adviser, CNH Partners, LLC (the “Sub-Adviser”), the Fund’s current sub-adviser, and the Trust, on behalf of the Fund. Each of the New Management Agreement and Amended Sub-Advisory Agreement will take effect on October 1, 2010.

Prior to October 1, 2010, the Fund compensated the Adviser for the provision of investment advisory services and shareholder and administrative services pursuant to two separate agreements. The Adviser performed investment advisory services pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund, and performed shareholder and administrative services pursuant to a shareholder services agreement between the Adviser and the Trust, on behalf of the Fund. The New Management Agreement approved by shareholders effectively combines the investment advisory and shareholder and administrative services into a single agreement, the New Management Agreement. The Amended Sub-Advisory Agreement also accomplishes the same goal.

The net fees payable by the Fund to the Adviser have not increased as a result of the New Management Agreement and the Amended Sub-Advisory Agreement.

Effective October 1, 2010, the fee table and the expense example under the heading “Fees and Expenses of the Fund” on page 13 of the Prospectus in the section entitled “Fund Summary: AQR Diversified Arbitrage Fund” are hereby amended as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	None
Redemption Fee (as a percentage of amount redeemed or exchanged)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	1.00%
Distribution (12b-1) fee	None
Other Expenses
Dividends on short sales[1]	1.26%
All other expenses	1.01%

Total Other Expenses	2.27%

Total Annual Fund Operating Expenses	3.27%
Less: Fee Waivers and/or Expense Reimbursements[2]	0.81%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	2.46%

[1]	Expenses relating to dividends on short sales are estimated.
[2]

The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.20% for Class I Shares (the “Fee Waiver Agreement”). This arrangement will continue at least through May 1, 2011. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act and does not extend to interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through May 1, 2011, as discussed in Footnote No. 2 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$249	$905	$1,613	$3,493

Effective October 1, 2010, the seventh paragraph under the heading on page 49 of the Prospectus in the section entitled “Management of the Funds” is hereby amended as follows with respect to the Fund:

The AQR Diversified Arbitrage Fund pays an investment management fee to the Adviser for serving as investment adviser at an annul rate of 1.00% of the average daily net assets of the Fund.

Effective October 1, 2010, the paragraph under the heading on page 62 of the Prospectus in the section entitled “Shareholder Services Agreement” is hereby amended to remove all references to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE